Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,500,000,000 4.400% Global Notes due 2031
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,498,995,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,011.21
Offering Note	In accordance with Rules 456(b), 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333- 285413) filed on February 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,250,000,000 4.750% Global Notes due 2033
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,404.04
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,250,000,000 5.125% Global Notes due 2036
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,737,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,450.65
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$850,000,000 5.850% Global Notes due 2046
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 848,555,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,185.45
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	U.S.$1,650,000,000 6.000% Global Notes due 2056
Amount Registered | shares	1,650,000,000
Maximum Aggregate Offering Price	$ 1,648,366,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 227,639.41
Offering Note	See Offering Note 1.